Advances to Suppliers, Net (Tables)	6 Months Ended
Mar. 31, 2021
Advances To Suppliers Net
Schedule of Advances to Suppliers, Net

Advances to suppliers, net, consist of the following:

	March 31, 2021	September 30, 2020
	(Unaudited)
Advances to suppliers for inventory raw materials	$1,898,597	$3,504,486
Less: allowance for doubtful accounts	(4,238)	(13,341)
Advances to suppliers, net	$1,894,359	$3,491,145